Goodwill and Intangible Assets - Intangible assets subject to amortization, net (Details) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets
Gross carrying amount	$ 692	$ 680	$ 671
Accumulated amortization	(312)	(269)	(210)
Net carrying amount	380	411	461
Customer relationships
Goodwill and Intangible Assets
Gross carrying amount	515	515	515
Accumulated amortization	(204)	(173)	(132)
Net carrying amount	311	342	383
Other amortizable intangible assets
Goodwill and Intangible Assets
Gross carrying amount	177	165	156
Accumulated amortization	(108)	(96)	(78)
Net carrying amount	$ 69	$ 69	$ 78